Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions

3. Related Party Transactions

Founder shares

In June 2020, the Company issued an aggregate of 8,625,000 shares of Class F common stock to the Sponsor (the “Founder Shares”) in exchange for an aggregate capital contribution of $25,000. The Founder Shares will automatically convert into Class A common stock upon the consummation of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment (see Note 5).

The initial stockholders have agreed to (A) vote all of their Founder Shares in favor of the Business Combination and each of the other proposals set forth in the proxy statement for the Business Combination, (B) vote all of their Founder Shares against certain other actions, including any action expected to result in a breach of the Merger Agreement or any alternative business combination and (C) certain restrictions on their Founder Shares, including (x) to not redeem or tender any of their Class A common stock in connection with any such vote or in connection with any vote to amend the Company’s current charter and (y) to not transfer any (1) Founder Shares (or shares of Class A common stock issuable upon conversion thereof) until the earliest to occur of: (i) if the closing of the Business Combination does not occur, (a) one year after the completion of the Company’s initial business combination, (b) subsequent to the initial business combination if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted under certain conditions) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination, and (c) the date following the completion of the Company’s initial business combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company public stockholders having the right to exchange their shares of common stock for cash, securities or other property; (ii) if the closing of the Business Combination does occur, (a) 180 days after the closing, and (b) the date following the closing on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s public stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property , or (2) Private Placement Warrants (or shares of Class A common stock issuable upon conversion thereof) until 30 days after the completion of the Company’s initial business combination, in each case, upon the terms and subject to the conditions set forth in the that certain amended and restated letter agreement dated February 21, 2021, by and among the Company, ATI and the initial stockholders (the “Sponsor Letter Agreement”).

In August 2020, the Sponsor transferred a total of 100,000 Founder Shares to four independent directors of the Company for the same per-share price initially paid for by the Sponsor. Subsequent to these transfers, the Sponsor held 8,525,000 Founder Shares.

Private placement warrants

Substantially concurrently with the closing of the Initial Public Offering, the Sponsor purchased an aggregate 5,933,333 Private Placement Warrants in the Private Placement. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Business Combination. Pursuant to the Sponsor Letter Agreement, the Sponsor has agreed to transfer and surrender, for no consideration, 2,966,667 of its Private Placement Warrants subject to and immediately prior to the consummation of the Business Combination.

Office space and related support services

During August 2020, the Company entered into an agreement with an affiliate of the Sponsor to pay a monthly fee of $20,000 for office space and related support services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the three months ended March 31, 2021, the Company incurred $60,000 in expenses for services provided by an affiliate of the Sponsor in connection with the aforementioned agreement.

Related party loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of March 31, 2021 and December 31, 2020, respectively, no Working Capital Loans were outstanding.

5. Related Party Transactions

Founder shares

In June 2020, the Company issued an aggregate of 8,625,000 shares of Class F common stock to the Sponsor (the “Founder Shares”) in exchange for an aggregate capital contribution of $25,000. The Sponsor had agreed to forfeit an aggregate of up to 1,125,000 Founder Shares to the extent that the over-allotment option was not exercised in full by the underwriters. On August 14, 2020, the underwriters exercised their over-allotment option in full. As a result, the 1,125,000 Founder Shares were no longer subject to forfeiture. The Founder Shares will automatically convert into Class A common stock upon the consummation of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment (see Note 8).

The initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earliest of (a) one year after the completion of the initial Business Combination, (b) subsequent to the initial Business Combination, if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, and (c) following the completion of the initial Business Combination, such future date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the Company’s public stockholders having the right to exchange their shares of common stock for cash, securities or other property. In August 2020, the Sponsor transferred a total of 100,000 Founder Shares to four independent directors of the Company for the same per-share price initially paid for by the Sponsor. Subsequent to these transfers, the Sponsor held 8,525,000 Founder Shares.

Private placement warrants

Substantially concurrently with the closing of the Initial Public Offering, the Sponsor purchased an aggregate 5,933,333 Private Placement Warrants in the Private Placement. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Business Combination.

Promissory note—related party

Prior to the Initial Public Offering, the Sponsor loaned the Company an aggregate of $97,250 to cover expenses related to the Initial Public Offering pursuant to a promissory note. The promissory note was non-interest bearing, unsecured and due on the earlier of April 30, 2021 and the closing of the Initial Public Offering. The Company repaid the promissory note in full on August 14, 2020.

Office space and related support services

During August 2020, the Company entered into an agreement with an affiliate of the Sponsor to pay a monthly fee of $20,000 for office space and related support services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the period from June 10, 2020 (inception) through December 31, 2020 the Company incurred approximately $93,000 in expenses for services provided by an affiliate of the Sponsor in connection with the aforementioned agreement. As of December 31, 2020, the Company accrued $20,000 in connection with this agreement, as reflected in the accompanying balance sheet.

Related party loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into Public Warrants at a price of $1.50 per warrant. The Public Warrants would be identical to the Private Placement Warrants. As of December 31, 2020, no Working Capital Loans were outstanding.

Wilco Holdco Inc
Related Party Transactions

13. Related-Party Transactions

Related-party rent expenses recorded for the years ended December 31, 2019 and 2018 are discussed in Note 11, “Leases”. The relationship that gave rise to related party treatment is no longer applicable in 2020.